Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
13.	COMMITMENTS AND CONTINGENCIES

a)	Litigation

The Company, in the course of its normal operations, is subject to claims, lawsuits and contingencies. Accruals are made in instances where it is probable that liabilities may be incurred and where such liabilities can be reasonably estimated. Although it is possible that liabilities may be incurred in instances for which no accruals have been made, WiLAN has no reason to believe that the ultimate outcome of these matters would have a significant impact on its consolidated financial position.

Management has evaluated the likelihood of an unfavourable outcome and determined that no amount should be accrued with respect to any outstanding matters.

b)	Operating lease

The Company has lease agreements for office space and equipment with terms extending to 2016. The aggregate minimum annual lease payments under these agreements are as follows:

Amount
2013	$583
2014	515
2015	492
2016	246
2017 and thereafter	—

$1,836

c)	Other

As partial consideration for patents acquired in September 2007, the Company agreed to future additional payments, not to exceed $4,000, contingent upon the ongoing enforceability of the patents and based on revenues produced from licensing or selling the patents. To date, there have been no licensing revenues produced from these patents and no amounts have been accrued to this counterparty in respect of this commitment.